Note 9 - Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets:
NOL Carryover	$ 188,900	$ 0
Related-party accrual	500	0
Depreciation	1,500	0
Deferred Tax Liabilities:
Less valuation allowance	(190,900)	0
Net deferred tax assets	$ 0	$ 0